Fair Value Of Financial Instruments	9 Months Ended
Jan. 01, 2012
Fair Value Of Financial Instruments [Abstract]
Fair Value Of Financial Instruments
2.	Fair Value of Financial Instruments

The Company applies the provisions of ASC 820-10 for fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. ASC 820-10 requires disclosure that establishes a framework for measuring fair value and expands disclosure about fair value measurements. The standard describes a fair value hierarchy based on three levels of inputs that may be used to measure fair value. The inputs for the first two levels are considered observable and the last is unobservable and include the following:

Level 1—Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2—Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability; or

Level 3—Unobservable inputs in which there is little or no market data, and as a result, prices or valuation techniques are employed that require inputs that are significant to the fair value measurement.

This hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value. On a recurring basis, the Company measures certain financial assets and liabilities at fair value. The Company chose not to elect the fair value option as prescribed by ASC 825-10-05 "Fair Value Option" for its financial assets and liabilities that had not been previously carried at fair value. Therefore, financial assets and liabilities not carried at fair value, such as accounts payable, are still reported at their carrying values.

Cash Equivalents and Available for Sale Investments

At March 28, 2010, of the $22.4 million of cash and cash equivalents, $3.1 million was cash and $19.3 million was cash equivalents invested in money market funds. Additionally, the Company had available for sale investments totaling $14.9 million. As shown in the table below, the money market funds as well as the U.S. Treasury investments held by the Company were classified as Level 1 assets. The U.S. Agency Securities investments were classified as Level 2 assets where the fair value was determined from non-binding market consensus prices that are corroborated by observable market data.

At April 3, 2011, of the $28.8 million of cash and cash equivalents, $15.1 million was cash and $13.7 million was cash equivalents invested in money market funds. Additionally, the Company had available for sale investments totaling $9.3 million. As shown in the table below, the money market funds as well as the U.S. Treasury investments held by the Company were classified as Level 1 assets. The U.S. Agency Securities investments were classified as Level 2 assets where the fair value was determined from non-binding market consensus prices that are corroborated by observable market data.

At January 1, 2012, of the $130.1 million of cash and cash equivalents, $117.0 million was cash and $13.2 million was cash equivalents invested in money market funds. Additionally, the Company had available for sale investments totaling $9.5 million. As shown in the table below, the money market funds as well as the U.S Treasury investments held by the Company were classified as Level 1 assets. The U.S. Agency Securities investments were classified as Level 2 assets where the fair value was determined from non-binding market consensus prices that are corroborated by observable market data.

Fair value measurements at each reporting date were as follows:

March 2010:

Assets measured at fair value on a recurring basis were presented in the Company's consolidated balance sheet as of March 28, 2010.

	March 2010 Balance	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Other Unobservable Inputs Level 3
	(in thousands)
Money Market Funds	$19,301	$19,301	$—	$—
U.S. Treasury	6,009	6,009	—	—
U.S. Agency Securities	8,874	—	8,874	—

Total	$34,184	$25,310	$8,874	$—

Cash equivalents	$19,301	$19,301	$—	$—
Short-term investments	12,875	4,001	8,874	—
Long-term investments	2,008	2,008	—	—

Total	$34,184	$25,310	$8,874	$—

	March 2010 Amortized Cost	Unrealized Losses	March 2010 Estimated FMV
	(in thousands)
U.S. Treasury	$6,009	$—	$6,009
U.S. Agency Securities	8,883	(9)	8,874

Total Available for Sale Investments	$14,892	$(9)	$14,883

Cash			3,093
Cash equivalents			19,301

Total Aggregate Fair Value			$37,277

There were no transfers of assets measured at fair value between Level 1 and Level 2 during Fiscal 2010. Additionally, long-term investments were included in "Other Assets" on the consolidated balance sheet.

April 2011:

Assets measured at fair value on a recurring basis were presented in the Company's consolidated balance sheet as of April 3, 2011.

	April 2011 Balance	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Other Unobservable Inputs Level 3

	(in thousands)
Money Market Funds	$11,670	$11,670	$—	$—
U.S. Treasury	7,093	7,093	—	—
U.S. Agency Securities	4,187	—	4,187	—

Total	$22,950	$18,763	$4,187	$—

Cash equivalents	$13,670	$11,670	$2,000	$—
Short-term investments	9,280	7,093	2,187	—

Total	$22,950	$18,763	$4,187	$—

	April 2011 Amortized Cost	Unrealized Gain	April 2011 Estimated FMV
	(in thousands)
U.S. Treasury	$7,093	$—	$7,093
U.S. Agency Securities	2,177	10	2,187

Total Available for Sale Investments	$9,270	$10	$9,280

Cash			15,125
Cash equivalents			13,670

Total Aggregate Fair Value			$38,075

There were no transfers of assets measured at fair value between Level 1 and Level 2 during Fiscal 2011.

January 2012:

Assets measured at fair value on a recurring basis were presented in the Company's consolidated balance sheet as of January 1, 2012.

	January 2012 Balance	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Other Unobservable Inputs Level 3

	(in thousands)
Money Market Funds	$13,154	$13,154	$—	$—
U.S. Treasury	4,009	4,009	—	—
U.S. Agency Securities	5,507	—	5,507	—

Total	$22,670	$17,163	$5,507	$—

Cash equivalents	$13,154	$13,154	$—	$—
Short-term investments	9,516	4,009	5,507	—

Total	$22,670	$17,163	$5,507	$—

	January 2012 Amortized Cost	Unrealized Gain	January 2012 Estimated FMV
	(in thousands)
U.S. Treasury	$4,009	$—	$4,009
U.S. Agency Securities	5,502	5	5,507

Total Available for Sale Investments	$9,511	$5	$9,516

Cash			116,973
Cash equivalents			13,154

Total Aggregate Fair Value			$139,643

There were no transfers of assets measured at fair value between Level 1 and Level 2 during the nine months ended January 1, 2012.

Preferred Stock Warrants—As explained in Note 6, as of March 30, 2009 (the first day of Fiscal 2010), the Company adopted ASC 815-40-15. The Company calculated the fair value of the preferred stock warrants by utilizing the Black-Scholes option pricing model. The adoption of this authoritative guidance resulted in a reclassification of the estimated fair value of outstanding warrants from stockholders' equity to a liability for Fiscal 2010. Additionally, the warrants were marked to market through June 25, 2010, with changes in the fair value being recorded within the change in fair value of warrants liability line item in the Company's consolidated statements of income. The use of the Black-Scholes option pricing model is deemed a "Level 3" valuation method. On June 25, 2010, the Company amended its Certificate of Incorporation to remove the provisions that had previously resulted in the outstanding preferred stock warrants being classified as a long-term liability under ASC 815-40-15. (See Note 6.) Under ASC 815-40-15, on the date of amendment, the warrants were considered to be indexed to the Company's stock, and accordingly, the total warrants liability of $11.9 million was reclassified and included in stockholders' equity in Fiscal 2011.

Financial liabilities measured at fair value on a recurring basis in the Company's consolidated balance sheet as of March 2010 are as follows:

	March 2010 Balance	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Other Unobservable Inputs Level 3

	(in thousands)
Preferred stock warrants	$7,852	$—	$—	$7,852

Total	$7,852	$—	$—	$7,852

The following table provides a roll-forward of the fair value of the preferred stock warrant liability categorized with Level 3 inputs:

	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Other Unobservable Inputs Level 3
	(in thousands)
Preferred stock warrant liability—at the date of adoption, March 30, 2009	$—	$—	$1,489
Increase in fair value	—	—	6,363

Preferred stock warrant liability, March 28, 2010	$—	$—	$7,852

Increase in fair value	—	—	4,025
Reclassified to preferred stockholders' equity	—	—	(11,877)

Preferred stock warrant liability—April 3, 2011 and January 1, 2012	$—	$—	$—